Financial Instruments By Category - Summary of Financial Liabilities (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Accounts payable	$ 82,315,173	$ 155,020,918
Financial liabilities included in other payables and accruals	102,788,191	72,107,680
Bank borrowings	160,479,101	388,870,500
Derivative financial liability		13,752,673
Convertible bond		111,970,384
Financial liabilities	345,582,465	741,722,155
Financial liabilities at amortized cost [Member]
Disclosure of financial liabilities [line items]
Accounts payable	82,315,173	155,020,918
Financial liabilities included in other payables and accruals	102,788,191	72,107,680
Bank borrowings	160,479,101	388,870,500
Convertible bond		111,970,384
Financial liabilities	345,582,465	727,969,482
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Derivative financial liability		13,752,673
Financial liabilities	$ 0	$ 13,752,673